Exhibit 99.1

Semiannual Servicer’s Certificate

CenterPoint Energy Transition Bond Company IV, LLC

$1,695,000,000 2012 Senior Secured Transition Bonds

Pursuant to Section 6.13 of the Transition Property Servicing Agreement (the “Agreement”), dated as of January 19, 2012, between

CenterPoint Energy Houston Electric, LLC, as Servicer, and CenterPoint Energy Transition Bond Company IV, LLC, as Issuer,

the Servicer does hereby certify as follows:

Capitalized terms used in this Semiannual Servicer’s Certificate have their respective meanings as set forth in the Agreement. References herein to certain sections and subsections are references to the respective sections and subsections of the Agreement.

Collection Periods: April 14, 2015 through October 13, 2015

Payment Date: October 15, 2015

Today’s Date: October 13, 2015

1. Collections Allocable and Aggregate Amounts Available for Current Payment Date:
i.	Remittancesfor the April 14 through 30, 2015 Collection Period	4,501,406.99
ii.	Remittancesfor the May 1 through 31, 2015 Collection Period	6,792,324.36
iii.	Remittancesfor the June 1 through 30, 2015 Collection Period	8,576,253.91
iv.	Remittancesfor the July 1 through 31, 2015 Collection Period	10,021,478.51
v.	Remittancesfor the August 1 through 31, 2015 Collection Period	10,239,263.80
vi.	Remittancesfor the September 1 through 30, 2015 Collection Period	12,475,212.76
vii.	Remittancesfor the October 1 through 13, 2015 Collection Period	5,190,465.01
viii.	Net Earnings on General Subaccount	8,551.46	[4/1/15 through 9/30/15]

ix.	GeneralSubaccount Balance (sum of i through viii above)	57,804,956.80

x.	ExcessFunds Subaccount Balance as of Current Payment Date	42,794,181.91
xi.	CapitalSubaccount Balance as of Current Payment Date (1)	8,477,241.85

xii.	CollectionAccount Balance (sum of ix through xi above)	109,076,380.56

	(1) Including current period earnings of $2,241.85
2. Outstanding Amounts as of Prior Payment Date:

i.	TrancheA-1 Principal Balance	246,242,850.00
ii.	TrancheA-2 Principal Balance	407,516,000.00
iii	TrancheA-3 Principal Balance	681,262,000.00

iv.	AggregatePrincipal Balance of all Series 2012 Transition Bonds	1,335,020,850.00

3. Required Funding/Payments as of Current Payment Date:

	Principal	Projected Principal Balance	Semiannual Principal Due

i.	Tranche A-1	184,455,155.00	61,787,695.00
ii.	Tranche A-2	407,516,000.00	0.00
iii.	Tranche A-3	681,262,000.00	0.00

iv.	For all Series 2012 Transition Bonds	1,273,233,155.00	61,787,695.00

		Transition Bond Interest Rate	Days in Interest Period (1)	Interest Due

v.	RequiredTranche A-1 Interest	0.9012%	180	1,109,570.28
vi.	RequiredTranche A-2 Interest	2.1606%	180	4,402,395.35
vii.	RequiredTranche A-3 Interest	3.0282%	180	10,314,987.94

(1) On 30/360 Day basis.

		Required Level (Including Replenishment of Amounts Previously Withdrawn for 4.i.-4.viii.)		Funding Required*

viii.	Capital Subaccount	8,475,000.00		0.00

	* Includes $0.00 of prior period unreleased earnings.

4. Allocation of Remittances as of Current Payment Date Pursuant to Section 8.02(d) of Indenture:
i.	Trustee Fees and Expenses	0.00
ii.	Servicing Fee	423,750.00	(1)
iii.	Administration Fee and Independent Manager Fee	50,000.00	(2)
iv.	Operating Expenses	76,692.82	(3)
v.	Semiannual Interest (including any past-due Semiannual Interest for prior periods)
		Aggregate		Per 1,000 of Original Principal Amount

	1. Tranche A-1 Interest Payment	1,109,570.28		1.83
	2. Tranche A-2 Interest Payment	4,402,395.35		10.80
	3. Tranche A-3 Interest Payment	10,314,987.94		15.14

vi.	Principal Due and Payable as a result of (A) Event of Default or (B) on Final Maturity Date

		Aggregate		Per 1,000 of Original Principal Amount

	1. Tranche A-1 Principal Payment	0.00		0.00
	2. Tranche A-2 Principal Payment	0.00		0.00
	3. Tranche A-3 Principal Payment	0.00		0.00
vii.	PrincipalScheduled to be Paid on Current Payment Date
		Aggregate		Per 1,000 of Original Principal Amount

	1. Tranche A-1 Principal Payment	61,787,695.00		101.92
	2. Tranche A-2 Principal Payment	0.00		0.00
	3. Tranche A-3 Principal Payment	0.00		0.00

viii.	Operating Expenses not Paid under Clause (iv) above	0.00
ix.	Replenishment of Any Amounts Drawn from Capital Subaccount	0.00
x.

Amount Calculated at Servicer’s Authorized Rate of Return on Equity on the Amount Contributed to the Capital Subaccount in Excess of 0.5% of the Initial Outstanding Principal Balance of the Bonds Released to Issuer

		NA
xi.	Net Earnings in Capital Subaccount Relating to the Initial Contribution of 0.5% of
	the Initial Outstanding Principal Balance of the Bonds Released to Issuer	0.00
xii.	Deposit to Excess Funds Subaccount	0.00
xiii.	Released to Issuer upon Series Retirement: Collection Account	0.00

xiv.	AggregateRemittances as of Current Payment Date	78,165,091.39

	(1) Servicing fee: $1,695,000,000 x .05% x 180/360 = $423,750.00
	(2) Administration fee: $100,000 x 180/360 = $50,000.00 plus
	Independent Manager fee ($0.00)
	(3) Reimbursement to Administrator for fees/expenses paid as follows:
	Outside counsel	3,001.66
	Printing	1,165.00
	Independent auditor	72,526.16

	Total	76,692.82

5. Subaccount Release or Withdrawals as of Current Payment Date Pursuant to Section 8.02(d) of Indenture:
i.	Capital Subaccount Release (available for 4.xi.)	0.00
ii.	Excess Funds Subaccount Withdrawal (available for 4.i. through 4.x.)	20,360,134.59
iii.	Capital Subaccount Withdrawal (available for 4.i. through 4.viii.)	0.00

iv.	Total Release or Withdrawals	20,360,134.59

6. Outstanding Amounts and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
i.	Tranche A-1 Principal Balance	184,455,155.00
ii.	Tranche A-2 Principal Balance	407,516,000.00
iii.	Tranche A-3 Principal Balance	681,262,000.00

iv.	Aggregate Principal Balance for all Series 2012 Transition Bonds	1,273,233,155.00

v.	Excess Funds Subaccount Balance	22,434,047.32
vi.	Capital Subaccount Balance	8,477,241.85

vii.	Aggregate Collection Account Balance	30,911,289.17

7. Shortfalls In Interest and Principal Payments as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
i.	Semiannual Interest
	1. Tranche A-1 Bond Interest Payment	0.00
	2. Tranche A-2 Bond Interest Payment	0.00
	3. Tranche A-3 Bond Interest Payment	0.00

ii.	SemiannualPrincipal
	1. Tranche A-1 Principal Payment	0.00
	2. Tranche A-2 Principal Payment	0.00
	3. Tranche A-3 Principal Payment	0.00
8. Shortfall in Required Subaccount Level as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
i.	CapitalSubaccount	0.00

IN WITNESS HEREOF, the undersigned has duly executed and delivered this Semiannual Servicer’s Certificate this 13th day of October, 2015.

CENTERPOINT ENERGY HOUSTON ELECTRIC, LLC, as Servicer

by:	/s/ Robert B. McRae
Robert B. McRae
Assistant Treasurer